Taxes (Details 1)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
China income tax rate	25.00%	25.00%	25.00%
Effect of permanent difference	7.30%	9.60%	3.10%
Change in valuation allowance	(46.80%)	19.50%	(12.60%)
Effective tax rate	(14.50%)	54.10%	15.50%